MHM FINAL: September 30, 2015
[Translation]
SEMI-ANNUAL REPORT
(During the 24th Term)
	From:	January 1, 2015
	To:	June 30, 2015

To: Director of Kanto Local Finance Bureau
Filing Date: September 30, 2015

Name of the Fund:	VANGUARD TOTAL STOCK MARKET INDEX
FUND

Name of the Registrant Trust:	VANGUARD INDEX FUNDS

Name of Trustees:	F. William McNabb III
Chairman

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Nobuharu Onishi

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report are available for Public Inspection

Not applicable.

0304237, v0.1

1 STATUS OF INVESTMENT PORTFOLIO

(1)	- VANGUARD TOTAL STOCK MARKET INDEX FUND (Includes All Share Classes) (hereinafter referred to as the “Fund”):
[See/Fill in the attached excel file]

Note 1	Total Net Assets for Investor Shares is $ 111,993,477,988.91 as of the end of July 2015.
Note 2	Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.
Note 3

Dollar amount is translated for convenience at the rate of $1.00=¥ 124.04 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on the July 31, 2015). The same applies hereinafter.

Note 4:	Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.
Note 5:

In this document, money amounts and percentages have been rounded.

Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2)	Results of Past Operations
(i)	Record of Changes in Net Assets:
Record of changes in net assets during the one- year period up to and including the end of July 2015 at each end of the month is as follows.
VANGUARD TOTAL STOCK MARKET INDEX FUND – INVESTOR SHARES
[See/Fill in the attached excel file]
(ii)	Record of Distributions Paid
Amount of distributions per Share for each month from August 2014 to July 2015 are shown below.

VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARES

[See/Fill in the attached excel file]

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(iii) Record of Changes in Annual Return

Annual Return (%)
August 1, 2014 – July 31, 2015	10.97%
Note: Annual Return (%) = 100 x (a-b) / b
a = the Net Asset Value per share as of July 31, 2015, including total amount of distributions made during the above period.
b = the Net Asset Value per share after distribution as of July 31, 2014.

(3)	Miscellaneous
(i)	Total Return

     Total Return reflects past performance and doesn’t indicate future performance. The price of shares, yield and return by the actual investment may fluctuate, when investors sell the units, they may get gain or loss. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

					(As of the end of July 2015)
past 1 month	past 1 year	past 3 years	past 5 years	past 10	since the establishment*
				years

1.63%	11.03%	17.78%	16.22%	7.95%	9.53%

* The date of the establishment is April 27, 1992.

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(ii) annual performance

Year	Capital Return	Income Return	Total Return
2014	10.52%	1.91%	12.43%
2013	30.95%	2.40%	33.35%
2012	13.90%	2.35%	16.25%
2011	-0.86%	1.82%	0.96%
2010	14.97%	2.12%	17.09%
2009	25.92%	2.78%	28.70%
2008	-38.35%	1.31%	-37.04%
2007	3.73%	1.76%	5.49%
2006	13.63%	1.88%	15.51%
2005	4.28%	1.70%	5.98%
2004	10.70%	1.82%	12.52%
2003	29.50%	1.85%	31.35%
2002	-22.03%	1.07%	-20.96%
2001	-12.03%	1.06%	-10.97%
2000	-11.52%	0.95%	-10.57%
1999	22.44%	1.37%	23.81%
1998	21.69%	1.57%	23.26%
1997	29.02%	1.97%	30.99%
1996	18.91%	2.05%	20.96%
1995	33.08%	2.71%	35.79%
1994	-2.48%	2.31%	-0.17%

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(iii) monthly performance
	Total		Total		Total		Total		Total
	Return		Return		Return		Return		Return
	(%)		(%)		(%)		(%)		(%)
Apr. 1992	1.50	May 1994	0.97	Jun. 1996	-0.84	Jul, 1998	-2.27	Aug. 2000	7.28
May 1992	0.69	Jun. 1994	-2.73	Jul, 1996	-5.37	Aug. 1998	-15.65	Sept. 2000	-4.67
Jun. 1992	-2.05	Jul, 1994	3.08	Aug. 1996	3.09	Sept. 1998	6.68	Oct. 2000	-2.04
Jul, 1992	3.98	Aug. 1994	4.39	Sept. 1996	5.38	Oct. 1998	7.51	Nov. 2000	-9.90
Aug. 1992	-2.20	Sept. 1994	-1.85	Oct. 1996	1.43	Nov. 1998	6.17	Dec. 2000	1.78
Sept. 1992	1.27	Oct. 1994	1.55	Nov. 1996	6.81	Dec. 1998	6.45	Jan. 2001	3.83
Oct. 1992	1.17	Nov. 1994	-3.65	Dec. 1996	-1.27	Jan. 1999	3.65	Feb. 2001	-9.41
Nov. 1992	4.23	Dec. 1994	1.23	Jan. 1997	5.46	Feb. 1999	-3.73	Mar. 2001	-6.72
Dec. 1992	1.57	Jan. 1995	2.20	Feb. 1997	-0.11	Mar. 1999	3.93	Apr. 2001	8.16
Jan. 1993	1.01	Feb. 1995	4.04	Mar. 1997	-4.45	Apr. 1999	4.68	May 2001	1.01
Feb. 1993	0.46	Mar. 1995	2.65	Apr. 1997	4.50	May 1999	-2.00	Jun. 2001	-1.64
Mar. 1993	2.46	Apr. 1995	2.51	May 1997	7.10	Jun. 1999	5.16	Jul, 2001	-1.71
Apr. 1993	-2.77	May 1995	3.48	Jun. 1997	4.37	Jul, 1999	-3.20	Aug. 2001	-6.00
May 1993	3.03	Jun. 1995	2.98	Jul, 1997	7.77	Aug. 1999	-0.92	Sept. 2001	-9.00
Jun. 1993	0.55	Jul, 1995	4.02	Aug. 1997	-3.72	Sept. 1999	-2.44	Oct. 2001	2.52
Jul, 1993	-0.27	Aug. 1995	1.07	Spt. 1997	5.77	Oct. 1999	6.29	Nov. 2001	7.63
Aug. 1993	3.93	Sept. 1995	3.61	Oct. 1997	-3.40	Nov. 1999	3.42	Dec. 2001	1.78
Sept. 1993	0.01	Oct. 1995	-1.17	Nov. 1997	3.33	Dec. 1999	7.59	Jan. 2002	-1.24
Oct. 1993	1.64	Nov. 1995	4.17	Dec. 1997	1.70	Jan. 2000	-4.18	Feb. 2002	-2.05
Nov. 1993	-1.62	Dec. 1995	1.54	Jan. 1998	0.44	Feb. 2000	2.54	Mar. 2002	4.38
Dec. 1993	1.90	Jan. 1996	2.66	Feb. 1998	7.34	Mar. 2000	5.69	Apr. 2002	-4.90
Jan. 1994	3.08	Feb. 1996	1.62	Mar. 1998	5.06	Apr. 2000	-5.21	May 2002	-1.22
Feb. 1994	-2.16	Mar. 1996	1.14	Apr. 1998	1.10	May 2000	-3.41	Jun. 2002	-7.06
Mar. 1994	-4.52	Apr. 1996	2.41	May 1998	-2.71	Jun. 2000	4.42	Jul, 2002	-8.02
Apr. 1994	0.89	May 1996	2.66	Jun. 1998	3.54	Jul, 2000	-1.95	Aug. 2002	0.53

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	Total		Total		Total		Total		Total
	Return		Return		Return		Return		Return
	(%)		(%)		(%)		(%)		(%)
Sept. 2002	-10.07	Oct. 2004	1.68	Nov. 2006	2.23	Dec. 2008	1.86	Jan. 2011	2.19
Oct. 2002	7.65	Nov. 2004	4.68	Dec. 2006	1.13	Jan. 2009	-8.26	Feb. 2011	3.60
Nov. 2002	6.06	Dec. 2004	3.63	Jan. 2007	1.88	Feb. 2009	-10.45	Mar. 2011	0.45
Dec. 2002	-5.57	Jan. 2005	-2.68	Feb. 2007	-1.61	Mar. 2009	8.65	Apr. 2011	2.99
Jan. 2003	-2.54	Feb. 2005	2.07	Mar. 2007	1.11	Apr. 2009	10.61	May, 2011	-1.16
Feb. 2003	-1.69	Mar. 2005	-1.75	Apr. 2007	4.01	May. 2009	5.38	Jun. 2011	-1.79
Mar. 2003	1.09	Apr. 2005	-2.32	May. 2007	3.69	Jun. 2009	0.34	Jul. 2011	-2.28
Apr. 2003	8.21	May 2005	3.77	Jun. 2007	-1.67	Jul. 2009	7.82	Aug. 2011	-5.99
May 2003	6.11	Jun. 2005	0.81	Jul. 2007	-3.41	Aug. 2009	3.63	Sept. 2011	-7.75
Jun. 2003	1.43	Jul, 2005	4.11	Aug. 2007	1.45	Sept. 2009	4.23	Oct. 2011	11.51
Jul, 2003	2.36	Aug. 2005	-0.94	Sept. 2007	3.59	Oct. 2009	-2.57	Nov. 2011	-0.29
Aug. 2003	2.39	Sept. 2005	0.86	Oct. 2007	1.85	Nov. 2009	5.63	Dec. 2011	0.80
Sept. 2003	-1.15	Oct. 2005	-1.86	Nov. 2007	-4.49	Dec. 2009	2.86	Jan. 2012	5.08
Oct. 2003	6.12	Nov. 2005	3.97	Dec. 2007	-0.60	Jan. 2010	-3.50	Feb. 2012	4.26
Nov. 2003	1.38	Dec. 2005	0.14	Jan. 2008	-6.08	Feb. 2010	3.36	Mar. 2012	3.07
Dec. 2003	4.48	Jan. 2006	3.50	Feb. 2008	-3.07	May. 2010	6.27	Apr. 2012	-0.65
Jan. 2004	2.23	Feb. 2006	0.00	Mar. 2008	-0.58	Apr. 2010	2.17	May, 2012	-6.24
Feb. 2004	1.43	Mar. 2006	1.80	Apr. 2008	5.02	May, 2010	-8.00	Jun. 2012	3.91
Mar. 2004	-1.07	Apr. 2006	1.11	May. 2008	2.09	Jun. 2010	-5.66	Jul. 2012	1.03
Apr. 2004	-2.11	May. 2006	-3.23	Jun. 2008	-8.19	Jul. 2010	6.99	Aug. 2012	2.48
May 2004	1.35	Jun. 2006	0.17	Jul. 2008	-0.77	Aug. 2010	-4.75	Sept. 2012	2.58
Jun. 2004	2.09	Jul. 2006	-0.13	Aug. 2008	1.58	Sept. 2010	9.47	Oct. 2012	-1.76
Jul, 2004	-3.80	Aug. 2006	2.31	Sept. 2008	-9.26	Oct. 2010	3.94	Nov. 2012	0.74
Aug. 2004	0.31	Sept. 2006	2.27	Oct. 2008	-17.63	Nov. 2010	0.58	Dec. 2012	1.19
Sept. 2004	1.74	Oct. 2006	3.53	Nov. 2008	-7.90	Dec. 2010	6.81	Jan. 2013	5.50

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	Total		Total	Total	Total	Total
	Return		Return	Return	Return	Return
	(%)		(%)	(%)	(%)	(%)
Feb. 2013	1.28		-1.04
		Mar. 2015
March. 2013	3.88		0.42
		Apr. 2015
Apr. 2013	1.70		1.39
		May, 2015
May 2013	2.32		-1.71
		June, 2015
Jun. 2013	-1.27		1.63
		July, 2015
Jul. 2013	5.49
Aug. 2013	-2.82
Sep. 2013	3.66
Oct. 2013	4.22
Nov. 2013	2.88
Dec. 2013	2.63
Jan. 2014	-3.11
Feb. 2014	4.73
Mar. 2014	0.51
Apr. 2014	0.06
May 2014	2.17
Jun. 2014	2.54
Jul. 2014	-1.98
Aug. 2014	4.18
Sep. 2014	-2.14
Oct., 2014	2.74
Nov. 2014	2.41
Dec. 2014	-0.01
Jan. 2015	-2.77
Feb. 2015	5.76

0304237, v0.1

(iv)	The contents of the portfolio (as of the end of July 2015) Fund Asset Allocation Cash 0.17% Shares 99.83%

The number of the shares	3,816
The average market capitalization	$50.5 Billion Dollars
PER	22.0 x
PBR	2.8 x
ROE	17.7%
The rate of gain	11.5%
The fluctuation of sell and purchase (as of	2.9%
fiscal year end December)
Cash ratio	0%

(v)	Risk analysis (as of the end of July 2015)

R Squared Beta Note 1

1.00 1.00

R Squared and Beta are calculated from trailing 36-month fund returns relative to the Spliced Total Stock Market Index. The Spliced Total Stock Market Index reflects performance of the Dow Jones U.S. Total Stock Market Index through April 22, 2005, performance of the MSCI US Broad Market Index through June 2, 2013, and performance of the CRSP US Total Market Index thereafter.

Note 2

“R Squared” is a measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by the fund’s target index benchmark and by an overall market index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-Squared would be 1.00. If the fund’s returns bore no relationship with the index’s returns, its R-Squared would be 0.

Note 3

“Beta” is a measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of the fund’s target index benchmark and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%. However, a fund’s beta should be reviewed in conjunction with its R-squared. The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable the beta is as an indicator of volatility.

0304237, v0.1

2. RECORD OF SALES AND REPURCHASE

     Record of sales and repurchase during the following period and number of outstanding Shares of the Fund as of the end of July 2015 are as follows:

Total Stock Market Index Fund - Investor Shares

August 1, 2014- July 31, 2015

Number of Units		Number of Units	Number of Units	Number of Units
Outstanding
		Sold	Repurchased	Outstanding
Previous year
		(in thousand)	(in thousand)	(in thousand)
A		B	C	= A + B - C
2,319,141	U.S Figures	270,192	473,715	2,115,618
(300,856)	Japan Sales	(54,883)	(52,913)	(302,826)
Note :	The figures in parentheses show those sold, repurchased and outstanding in Japan.

3.	OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Japanese translation of the financial statements for the Fund is to be inserted here.]

4.	OUTLINE OF THE MANAGEMENT COMPANY
(1)	Amount of Capital Stock

Not applicable.

(2) Description of Business and Outline of Operation

     The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any security, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company and Transfer and Dividend Paying Agent; and JP Morgan Chase Bank, as Custodian, to hold the assets of the Fund in custody.

(3) Miscellaneous

     There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or the Investment Management Company within the six-month period preceding the filing of this Semi-annual Report.

0304237, v0.1

5. FINANCIAL CONDITIONS OF THE MANAGEMENT COMPANY

Not Applicable.

0304237, v0.1

[Translation] Filed Document: Document was filed with: Filing Date: Name of the Issuer: Name of Representative:	Amendment to Securities Registration Statement Director of Kanto Local Finance Bureau September 30, 2015 VANGUARD INDEX FUNDS F. William McNabb III Chairman

Address of Principal Office:	100 Vanguard Boulevard, Malvern, Pennsylvania 19355 U.S.A.

Name and Title of Registration Agent:	Ken Miura Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto Marunouchi Park Building, 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura Nobuharu Onishi Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto Marunouchi Park Building, 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

0304237, v0.1

Offering or Sale for Registration

Name of the Fund Making Offering or Sale of Foreign	VANGUARD INDEX FUNDS VANGUARD TOTAL STOCK MARKET INDEX FUND
Investment Fund Securities: Aggregate Amount of Foreign	The approximate amount of the limit: U.S. $1.0 billion
Investment Fund Securities to be Offered or Sold:	(approximately ¥ 124.04 billion))

Note :	The Yen amount is translated for convenience at the rate of $1.00 = ¥124.04 (the mean of the exchange rate quotations by The Bank of Tokyo – Mitsubishi UFJ,
Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on
July 31, 2015).

Place for public inspection:	Not Applicable

0304237, v0.1

I.	REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:
This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on June 30, 2015 due to the fact that the aforementioned Semi-annual Report was filed today.
The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.
II.	CONTENTS OF THE AMENDMENTS
(1)	Amendments by filing the Semi-annual Report

PART II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

Before amendment		After amendment
[Original Japanese SRS]		[Aforementioned Semi-annual Report]
Part II INFORMATION
CONCERNING THE FUND
I.	Description of the Fund	I.	Status of Investment Portfolio
5.	Status of Investment Portfolio
(1)	Diversification of Investment	(1)	Diversification of Investment
	Portfolio		Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets a.		Record of Changes in Net Assets
	(Regarding the amounts as at the end		(Regarding the amounts as at the
	of each month during one-year		end of each month during one-
	period from, and including, the		year period from, and including,
	latest relevant date appertaining		the latest relevant date
	to the filing date of the original		appertaining to the filing date of
	Japanese SRS)		the aforementioned Semi-annual
Report)
(b)	Record of Distributions Paid		b. Record of Distributions Paid
	(Regarding the amounts as at the end		(Regarding the amounts as at the end
	of each month during one-year period		of each month during one-year period
	from, and including the latest relevant		from, and including the latest relevant
	date of the aforementioned		date of the aforementioned
	Semi-annual Report)		Semi-annual Report)
(c)	Record of Changes in Annual Return		c. Record of Changes in Earnings
Ratio
(Add the Earnings Ratio for the period
of aforementioned Semi-annual Report)
(d)	Miscellaneous	d. Miscellaneous

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(4)	Record of Sales and Repurchase
II.	Record of Sales and Repurchase (Add the Record of Sales and Repurchase during one-year period from and including the latest relevant date of the aforementioned Semi-annual Report)

With respect to “III. Financial Conditions of the Fund” in the original SRS, “III. Outline of the Financial Conditions of the Fund” in the aforementioned Semi-annual Report is added to the original SRS.

(2) Other amendments:

0304237, v0.1

The graph, 〈Reference Information to (3)(A) "Record of Changes in Net Assets"〉 , was updated

From;

Changes in Total NAV and NAV per Unit

(from the end of May 2005 to the end of April 2015)

70
60
50
40
30
20
10
0
NAV per Unit
140,000
120,000
100,000
80,000
60,000
40,000
20,000
0
Total NAV (million)
Total NAV
NAV per unit
End of May 2005
End of May 2007
End of May 2009
End of May 2011
End of May 2013

To;

(from the end of May 2005 to the end of July 2015)

70
60
50
40
30
20
10
0
NAV per Unit
Total NAV
NAV per unit
140,000
120,000
100,000
80,000
60,000
40,000
20,000
0
Total NAV (million)
End of May 2005
End of May 2007
End of May 2009
End of May 2011
End of May 2013
End of May 2015

(1) Diversification of Investment Portfolio			USD= 124.04
			(fixed on 7/31/15)
VANGUARD TOTAL STOCK MARKET INDEX FUND (All Share Classes)

78.17		(As of the end of July , 2015)
		Market Value
Type of Assets	Name of Country		Investment Ratio (%)
		Total Dollar
[Common Stock]	UNITED STATES	404,321,419,133	99.83

	Sut-Total	404,321,419,133	99.83

Cash, Deposits, and Other Assets (after liabilities)		675,910,128	0.17

		$404,997,329,261	100%
inv
		50,235,868.72 Million JPY

Note 1: Total Net Assets for Investor Shares: $ 111,993,477,988.91 (as of the end of July, 2015)

(i) Record of Changes in Net Assets				USD= 124.04
				(fixed on 7/31/15)
VANGUARD TOTAL STOCK MARKET INDEX FUND – INVESTOR SHARES

		Total Net Asset Value		Net Asset Value per Share
		US$	Yen
	78.17	(millions)	(millions)	US$	Yen
2014 End of	July	112,558	13,961,694	48.53	6,020
2014 End of	August	117,852	14,618,362	50.56	6,271
September		114,755	14,234,210	49.27	6,111
	October	118,055	14,643,542	50.62	6,279
November		120,162	14,904,894	51.84	6,430
December		117,966	14,632,503	51.58	6,398
2015 End of	January	116,655	14,469,886	50.15	6,221
	February	124,041	15,386,046	53.04	6,579
	March	123,334	15,298,349	52.26	6,482
	April	122,709	15,220,824	52.48	6,510
	May	123,257	15,288,798	53.21	6,600
	June	118,204	14,662,024	52.09	6,461
	July	111,993	13,891,612	52.94	6,567

(ii) Record of Distributions Paid
VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARE
	78.17
Total Distributions

		US$	Yen
2014	August	-	0.000
	September	0.211	26.172
	October	-	0.000
	November	-	0.000
	December	0.258	32.002

2015	Januuary	-	0.000
	February	-	0.000
	March	0.232	28.777
	April	-	0.000
	May		0.000
	June	0.214	26.545
	July		0.000
		0.915

(iii) Record of changes in Return
VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARE

Period	Annual Return (%)	a	b
August 1, 2014 to July 31, 2015	10.97	53.86	48.53

(Note) Annual Return (%) = 100 x (a – b) / b
a = Net Asset Value per share as of the end of July, 2015, including total amount of distributions made during the above period.
b = Net Asset Value per share after distribution as of the end of July, 2014